Summary of Significant Accounting Policies, Income Taxes (Details) - Learn CW Investment Corporation - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Accrued interest and penalties	$ 0	$ 0
Unrecognized tax benefits	$ 0	$ 0